Supplement to the
Fidelity Advisor® Convertible Securities Fund
Class A, Class T, Class B, and Class C
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ACVS-13-01  August 1, 2013
1.900369.105

Supplement to the
Fidelity Advisor® Convertible Securities Fund
Institutional Class
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

ACVSI-13-01  August 1, 2013
1.900370.105

Supplement to the
Fidelity® Convertible Securities Fund
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

CVS-13-01  August 1, 2013
1.483705.122

Supplement to the
Fidelity® Equity Dividend Income Fund
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

EII-13-01  August 1, 2013
1.734046.119

Supplement to the
Fidelity® Equity Dividend Income Fund
Class K
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

EII-K-13-02  August 1, 2013
1.891275.105

Supplement to the
Fidelity® Independence Fund
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

FRE-13-01  August 1, 2013
1.717656.116

Supplement to the
Fidelity® Independence Fund
Class K
January 29, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 12.

Class K shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. Class K shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which an affiliate of FMR provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

FRE-K-13-02  August 1, 2013
1.900385.103